Organization and Summary of Significant Accounting Policies (Details 2) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012
Assets:
Total assets at fair value	$ 1,537	$ 4,453
Stock Index Funds | Small Cap
Assets:
Total assets at fair value	115	209
Stock Index Funds | Mid Cap
Assets:
Total assets at fair value	114	206
Stock Index Funds | Large Cap
Assets:
Total assets at fair value	115	640
U.S. Treasury Securities
Assets:
Total assets at fair value		2,512
Level 1
Assets:
Total assets at fair value	1,537	4,373
Level 1 | Stock Index Funds | Small Cap
Assets:
Total assets at fair value	115	209
Level 1 | Stock Index Funds | Mid Cap
Assets:
Total assets at fair value	114	206
Level 1 | Stock Index Funds | Large Cap
Assets:
Total assets at fair value	115	640
Level 1 | U.S. Treasury Securities
Assets:
Total assets at fair value		2,512
Level 2
Assets:
Total assets at fair value		80
Level 2 | Stock Index Funds | Small Cap
Assets:
Total assets at fair value
Level 2 | Stock Index Funds | Mid Cap
Assets:
Total assets at fair value
Level 2 | Stock Index Funds | Large Cap
Assets:
Total assets at fair value
Level 2 | U.S. Treasury Securities
Assets:
Total assets at fair value
Level 3
Assets:
Total assets at fair value
Level 3 | Stock Index Funds | Small Cap
Assets:
Total assets at fair value
Level 3 | Stock Index Funds | Mid Cap
Assets:
Total assets at fair value
Level 3 | Stock Index Funds | Large Cap
Assets:
Total assets at fair value
Level 3 | U.S. Treasury Securities
Assets:
Total assets at fair value
Cash and Cash Equivalents
Assets:
Total assets at fair value	1,193	806
Cash and Cash Equivalents | Level 1
Assets:
Total assets at fair value	1,193	806
Cash and Cash Equivalents | Level 2
Assets:
Total assets at fair value
Cash and Cash Equivalents | Level 3
Assets:
Total assets at fair value
Mexican peso option contracts
Assets:
Total assets at fair value		80
Liabilities:
Total liabilities at fair value		475
Mexican peso option contracts | Level 1
Assets:
Total assets at fair value
Liabilities:
Total liabilities at fair value
Mexican peso option contracts | Level 2
Assets:
Total assets at fair value		80
Liabilities:
Total liabilities at fair value		475
Mexican peso option contracts | Level 3
Assets:
Total assets at fair value
Liabilities:
Total liabilities at fair value